RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 22. RELATED PARTIES
Corporate Allocations.
GE historically provided the Company with significant corporate, infrastructure, and shared services. Some of these services continue to be provided by GE to the Company on a temporary basis following the
Spin-Off
under the Transition Services Agreement. Accordingly, as described in Note 1,

certain GE Corporate Costs have been charged to the Company based on allocation methodologies as follows:

a.
Centralized services such as public relations, investor relations, treasury and cash management, executive management, security, government relations, community outreach, and corporate internal audit services were charged to the Company on a pro rata basis of GE’s estimates of each business’s usage at the beginning of the fiscal year and were recorded in Selling, general, and administrative expenses. Costs of $19 million for the three months ended March 31, 2023 were recorded in the Combined Statement of Income (Loss). Costs allocated to the Company for the three months ended March 31, 2024 were not significant as GE Vernova has established standalone capabilities for such services.

b.
Information technology, finance, insurance, research, supply chain, human resources, tax, and facilities activities were charged to the Company based on headcount, revenue, or other allocation methodologies. Costs for these services of $100 million and $184 million were charged to the Company for the three months ended March 31, 2024 and 2023, respectively, which are primarily included in Selling, general, and administrative expenses and Research and development expenses in the Combined Statement of Income (Loss).

c.
Costs associated with employee medical insurance totaling $30 million and $28 million for the three months ended March 31, 2024 and 2023, respectively, were charged to the Company based on employee headcount and are recorded in Cost of equipment, Cost of services, Selling, general, and administrative expenses, or Research and development expenses in the Combined Statement of Income (Loss) based on the employee population.

Additionally, GE granted various employee benefits to its employees, including prior to the
Spin-Off
to those of the Company, under the GE Long-Term Incentive Plan. These benefits primarily included stock options and restricted stock units. Compensation expense associated with this plan was $34 million and $33 million for the three months ended March 31, 2024 and 2023, respectively, which is included primarily in Selling, general, and administrative expenses in the Combined Statement of Income (Loss). These costs are charged directly to the Company based on the specific employees receiving awards.

Finally, while GE’s third-party debt has not been attributed to the Company, GE allocated a portion of interest expense related to its third-party debt for funding provided by GE to the Company for certain investments held by Financial Services. The interest was allocated based on the
GE-funded
ending net investment position each reporting period. Interest of $7 million and $9 million is included in Interest and other financial charges – net in the Combined Statement of Income (Loss) for the three months ended March 31, 2024 and 2023, respectively.
Management believes that the expense and cost allocations have been determined on a basis that is a reasonable reflection of the utilization of services provided or the benefit received by the Company. The amounts that would have been, or will be incurred, on a stand-alone basis could materially differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees, or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Company operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. In addition, the future results of operations, financial position, and cash flows could differ materially from the historical results presented herein.
Parent Company Credit Support.
GE provided the Company with parent credit support in certain jurisdictions. To support the Company in selling products and services globally, GE often entered into contracts on behalf of GE Vernova or issued parent company guarantees or trade finance instruments supporting the performance of what were subsidiary legal entities transacting directly with customers, in addition to providing similar credit support for some non-customer
related activities of GE Vernova. There are no known instances historically where payments or performance from GE were required under parent company guarantees relating to GE Vernova customer contracts.
Cash Management.
As part of GE, the Company historically participated in centralized GE Treasury programs. This arrangement is not reflective of the manner in which the Company would have financed its operations had it been a stand-alone business separate from GE during the periods presented. Long-term intercompany financing, including strategic financing, and centralized cash management arrangements were used to fund expansion or certain working capital needs. All adjustments relating to certain transactions among the Company, GE and GE entities, which include the transfer of the balance of cash to GE, transfer of the balance of cash held in centralized cash management arrangements to GE, settlement of certain intercompany debt between the Company and GE or GE entities, and pushdown of all costs of doing business that were paid on behalf of the Company by GE or GE entities, are excluded from the asset and liability balances in the Combined Statement of Financial Position and are reported within Net parent investment as a component of equity.
Transfer of Tax Credits to GE.
Under the Inflation Reduction Act of 2022, which went into effect in 2023, we generate advanced manufacturing credits in our Wind business. These credits are transferrable and are not reliant on a tax liability to be realized. We recognized advance manufacturing credits of $23 million and $26 million for the three months ended March 31, 2024 and 2023, respectively. During the first quarter of 2024, we received cash of $249 million from GE for credits generated since the credits became available in 2023.
Aero Alliance.
Aero Alliance is our joint venture with Baker Hughes Company that supports our customers through the fulfillment of aeroderivative engines, spare parts, repairs and maintenance services. Purchases of parts and services from the joint venture were $151 million and $118 million for the three months ended March 31, 2024 and 2023, respectively. The Company owed Aero Alliance $56 million and $34 million as of March 31, 2024 and December 31, 2023, respectively. These amounts have been recorded in Due to related parties on the Combined Statement of Financial Position.
Prolec GE.
Prolec GE is our joint venture with Xignux, which manufactures a wide range of transformers available for generation, transmission, and distribution applications. To fund a historical acquisition, Prolec GE issued notes that include certain change in control provisions that allow the note holders to accept prepayment of such notes by Prolec GE as a result of the GE Vernova
Spin-Off.
If some or all of the note holders accept to receive prepayment of the outstanding notes, Prolec GE will need to refinance the notes. The Company intends to assist Prolec GE in refinancing the notes with another third party lender. However, the Company may be required to provide financing to Prolec GE to satisfy the prepayment conditions if other refinancing options are not obtained prior to the note holders calling such notes. The maximum commitment as of March 31, 2024 is $300 million. GE Vernova is obligated to pay any reasonable costs incurred by Prolec GE to obtain consents from note holders confirming a change in control without redemption, or to refinance the notes.
Financial Services Investments.
Our Financial Services business invests in project infrastructure entities where we do not hold a controlling financial interest, including renewable tax equity vehicles. These entities generally purchase equipment from our Wind and Power segments, and we have recognized $4 million and $21 million of revenues for the three months ended March 31, 2024 and 2023, respectively, for sales to these entities. See Note 11 for further information.

NOTE 22. RELATED PARTIES
Corporate Allocations.
GE provides the Company with significant corporate, infrastructure and shared services. Some of these services will continue to be provided by GE to the Company on a temporary basis after the Separation is completed under transition services agreements. Accordingly, as described in Note 2, certain corporate and shared costs have been charged on the basis of direct usage by the Company as follows:

a.
Prior to January 1, 2023, employees of the Company participated in pensions and benefits plans that were sponsored by GE. The Company was charged $64 million and $83 million for the years ended December 31, 2022 and 2021, respectively. These costs are charged directly to the Company based on specific employee eligibility for those benefits. On January 1, 2023, these pension plans were legally split and allocated to GE Vernova and are accounted for as multiple employer plans starting in 2023. The retiree health and life benefit plans sponsored by GE were allocated to GE Vernova and accounted for as multiple employer plans starting in 2023. See Note 13 for further information.

b.
GE grants various employee benefits to its employees, including those of the Company, under the GE Long-Term Incentive Plan. These benefits primarily include stock options and restricted stock units. Compensation expense associated with this plan was $118 million, $123 million and $139 million for the years ended December 31, 2023, 2022 and 2021, respectively, which is included primarily in Selling, general and administrative expenses in the Combined Statement of Income (Loss). These costs are charged directly to the Company based on the specific employees receiving awards.

Additionally, certain GE Corporate Costs are charged to the Company based on allocation methodologies as follows:

a.
Centralized services such as public relations, investor relations, treasury and cash management, executive management, security, government relations, community outreach and corporate internal audit services are charged to the Company on a pro rata basis of GE’s estimates of each company’s usage at the beginning of the fiscal year and are recorded in Selling, general and administrative expenses. Costs of $67 million, $70 million and $103 million for the years ended December 31, 2023, 2022 and 2021, respectively, were recorded in the Combined Statement of Income (Loss).

b.
Information technology, finance, insurance, research, supply chain, human resources, tax, and facilities activities are charged to the Company based on headcount, revenue, or other allocation methodologies. Costs for these services of $711 million, $772 million and $847 million were charged to the Company for the years ended December 31, 2023, 2022 and 2021, respectively, which are primarily included in Selling, general and administrative expenses and Research and development expenses in the Combined Statement of Income (Loss).

c.
Costs associated with employee medical insurance totaling $133 million, $114 million and $123 million for the years ended December 31, 2023, 2022 and 2021, respectively, were charged to the Company based on employee headcount and are recorded in Cost of equipment, Cost of services, Selling, general and administrative expenses, or Research and development expenses based on the employee population.

Finally, while GE’s third-party debt has not been attributed to the Company, GE allocates a portion of interest expense related to its third-party debt for funding provided by GE to the Company for certain investments held by Financial Services. The interest is allocated based on the
GE-funded
ending net investment position each reporting period. Interest of $35 million, $46 million and $52 million is included in Interest and other financial charges – net in the Combined Statement of Income (Loss) for the years ended December 31, 2023, 2022 and 2021, respectively.
Management believes that the expense and cost allocations have been determined on a basis that is a reasonable reflection of the utilization of services provided or the benefit received by the Company. The amounts that would have been, or will be incurred, on a stand-alone basis could materially differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees, or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Company operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. In addition, the future results of operations, financial position and cash flows could differ materially from the historical results presented herein.
Parent Company Credit Support.
GE provides the Company with parent credit support in certain jurisdictions. To support the Company in selling products and services globally, GE often enters into contracts on behalf of GE Vernova or issues parent company guarantees or trade finance instruments supporting the performance of what currently are subsidiary legal entities transacting directly with customers, in addition to providing similar credit support for some non-customer
related activities of GE Vernova. There are no known instances historically where payments or performance from GE were required under parent company guarantees relating to GE Vernova customer contracts. As such, no amounts related to parent company guarantees have been recorded by the Company in the combined financial statements as of or for the years ended December 31, 2023, 2022 and 2021.
Cash Management.
The Company participates in centralized GE Treasury programs. This arrangement is not reflective of the manner in which the Company would have financed its operations had it been a stand-alone business separate from GE during the periods presented. Long-term intercompany financing, including strategic financing, and centralized cash management arrangements are used to fund expansion or certain working capital needs. All adjustments relating to certain transactions among the Company, GE and GE entities, which include the transfer of the balance of cash to GE, transfer of the balance of cash held in centralized cash management arrangements to GE, settlement of certain intercompany debt between the Company and GE or GE entities, and pushdown of all costs of doing business that were paid on behalf of the Company by GE or GE entities, are excluded from the asset and liability balances in the Combined Statement of Financial Position and are reported within Net parent investment as a component of equity.
Receivables.
The Company historically factored U.S. and
non-U.S.
receivables through GE’s Working Capital Solutions business (“WCS”) on a recourse and nonrecourse basis pursuant to various factoring and servicing agreements. GE’s factoring programs were discontinued in 2021. During 2021, the Company sold $2,391 million and collected $3,535 million of customer receivables related to these factoring programs. Under these programs, the Company incurred interest expense and finance charges of $30 million for the year ended December 31, 2021, which are included in Interest and other financial charges – net in the Combined Statement of Income (Loss). The proceeds for the programs are included in Cash from operating activities in the Combined Statement of Cash Flows.
Transfer of Tax Credits to GE.
We generated $183 million of production tax credits through our Financial Services’ investments in renewable energy tax equity vehicles for the year ended December 31, 2023. Under the Inflation Reduction Act, which went into effect in 2023, these credits are transferrable and are not reliant on a tax liability to be realized. We received cash of $183 million from GE during 2023 for these credits.
Aero Alliance.
Aero Alliance is our
50-50
joint venture with BKR that supports our customers through the fulfillment of aeroderivative engines, spare parts, repairs and maintenance services. In the fourth quarter of 2021, we deconsolidated the joint venture due to a decrease in GE’s ownership of BKR. Prior to the deconsolidation, transactions between the Aero Alliance and GE Vernova were eliminated in consolidation. Purchases of parts and services from the joint venture were $656 million, $521 million and $69 million for the years ended December 31, 2023 and 2022 and from the point of deconsolidation through December 31, 2021, respectively. The Company owed Aero Alliance $34 million and $59 million as of December 31, 2023 and 2022, respectively. This amount has been recorded in Due to related parties on the Combined Statement of Financial Position.
Financial Services Investments.
Our Financial Services business invests in project infrastructure entities where we do not hold a controlling financial interest, including renewable tax equity vehicles. These entities generally purchase primarily equipment from our Wind and Power segments, and we have recognized $168 million, $810 million and $1,898 million of revenue for the years ended December 31, 2023, 2022 and 2021, respectively, for sales to these entities. See Note 11 for further information.